Accounting Standards and Basis of Preparation (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jun. 16, 2025	May 22, 2025	Jun. 30, 2018	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounting Standards and Basis of Preparation [Line Items]
Short-term period				12 months
Cumulative inflation rate			100.00%
Inflation of accumulated			3 years
Percentage of Inflation accumulated			100.00%
Argentine price index shares				8,855.5681	6,351.7145
Percentage of issued and outstanding equity interests	50.00%	50.00%
Consideration for issued ordinary shares value	6,200,000
Private warrant shares	450,000
Ordinary shares		1
Private warrants exercise price (in Dollars per share)	$ 20	$ 20
Percentage of share	10.00%
Ordinary shares (in Dollars)	$ 0.7
Bioceres Group Limited [Member]
Accounting Standards and Basis of Preparation [Line Items]
Consideration for issued ordinary shares value		6,200,000
Ordinary shares	500,000	450,000
Business Combination [Member]
Accounting Standards and Basis of Preparation [Line Items]
Ordinary shares	132,750
Business Combination [Member] | Bottom of range [member]
Accounting Standards and Basis of Preparation [Line Items]
Ordinary shares	14,750
Ordinary shares [member]
Accounting Standards and Basis of Preparation [Line Items]
Ordinary shares				10,891,761	5,983,687	5,301,700
Ordinary shares [member] | Top of range [member]
Accounting Standards and Basis of Preparation [Line Items]
Ordinary shares	50,000